Consolidated Statement of Comprehensive Income Statement (Cheniere Energy Partners, LP [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Net loss	$ (339,197)	$ (196,851)	$ (258,117)	$ (175,431)	[1]	$ (53,560)	[1]
Other comprehensive income (loss)
Loss on settlements of interest rate cash flow hedges retained in other comprehensive income	0	(30)	(30)	(136)	[1]	0	[1]
Change in fair value of interest rate cash flow hedges	0	21,297	21,297	(27,104)	[1]	0	[1]
Losses reclassified into earnings as a result of a discontinuance of cash flow hedge accounting	0	5,973	5,973	0	[1]	0	[1]
Total other comprehensive income (loss)	0	27,240	27,240	(27,240)	[1]	0	[1]
Comprehensive loss	$ (339,197)	$ (169,611)	$ (230,877)	$ (202,671)	[1]	$ (53,560)	[1]

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.